SUBSEQUENT EVENTS (Estimated Per Share NAV) (Details) - Additional Information (Detail) - $ / shares	Aug. 14, 2020	Jun. 30, 2020	May 29, 2020	May 26, 2020	Mar. 31, 2020	Mar. 27, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent Event [Line Items]
NAV per share (USD per share)		$ 7.31		$ 7.26			$ 7.77	$ 8.65
DRIP
Subsequent Event [Line Items]
Share price (USD per share)			$ 7.26
Subsequent event | The Share Redemption Program
Subsequent Event [Line Items]
Share price (USD per share)					$ 7.77
Subsequent event | DRIP
Subsequent Event [Line Items]
Share price (USD per share)	$ 7.31				$ 7.77	$ 7.77